Revenue & Contract Liability - Additional Information (Details) - Revenue [Member] - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Customer One [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	36.00%	26.00%	40.00%	6.00%
Customer Two [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	7.00%	14.00%	12.00%	8.00%